UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017
Address of Principal Executive Office:

Francis C. Poli

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    April 30

Date of reporting period:    January 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

		Number of Shares		Value
PREFERRED SECURITIES—$25 PAR VALUE	3.9%
BANKS	3.0%
GMAC Capital Trust I, 7.201%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)[a]		773,421		$20,124,414
Valley National Bancorp, 5.50% to 9/30/22, Series Bb,c		111,375		2,861,224
Wells Fargo & Co., 8.00%, Series Jc		97,012		2,499,999

				25,485,637

BANKS—FOREIGN	0.6%
Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)[c]		65,000		1,653,600
Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)[c]		131,434		3,412,027

				5,065,627

PIPELINES	0.1%
NuStar Logistics LP, 8.456%, due 1/15/43, (FRN) (3 Month US LIBOR + 6.734%)[a]		47,268		1,199,189

REAL ESTATE—RESIDENTIAL—SINGLE FAMILY	0.2%
American Homes 4 Rent, 5.50%, Series Cc		60,000		1,704,600

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$33,298,822)				33,455,053

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	69.7%
BANKS	18.4%
Bank of America Corp., 5.397%, Series K (FRN) (3 Month US LIBOR + 3.63%)[a,c]		$8,225,000		8,345,743
Bank of America Corp., 8.125% to 5/15/18, Series Mb,c		5,525,000		5,636,992
Bank of America Corp., 6.25% to 9/5/24, Series Xb,c		3,220,000		3,485,650
BankBoston Capital Trust IV, 2.123%, due 6/8/28, (FRN) (3 Month US LIBOR + 0.60%)[a]		1,100,000		1,039,500
Capital One Financial Corp., 5.55% to 6/1/20, Series Eb,c		7,550,000		7,795,375
Citigroup, 5.95% to 8/15/20, Series Qb,c		11,950,000		12,495,219
Citigroup, 6.125% to 11/15/20, Series Rb,c		20,603,000		21,864,934
CoBank ACB, 6.25% to 10/1/22, Series F, 144Ab,c,d		24,400	†	2,604,700
CoBank ACB, 6.25% to 10/1/26, Series Ib,c		1,300,000		1,421,137
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144Ab,c,d		8,000	†	872,000
Farm Credit Bank of Texas, 10.00%, 144A, Series Ic,d		6,050	†	7,139,000
Goldman Sachs Group/The, 5.70% to 5/10/19, Series Lb,c		10,661,000		10,899,487

		Principal Amount	Value
Goldman Sachs Group/The, 5.375% to 5/10/20, Series Mb,c		$5,150,000	$5,323,812
JPMorgan Chase & Co., 7.90% to 4/30/18, Series Ib,c		8,955,000	9,089,325
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Zb,c		16,500,000	17,040,375
PNC Financial Services Group, 6.75% to 8/1/21[b,c]		11,871,000	12,969,067
SunTrust Banks, 5.05% to 6/15/22, Series Gb,c		2,500,000	2,512,500
SunTrust Capital III, 2.239%, due 3/15/28, (FRN) (3 Month US LIBOR + 0.650%)[a]		4,550,000	4,242,875
US Bancorp, 5.125% to 1/15/21, Series Ib,c		7,440,000	7,728,300
Wachovia Capital Trust II, 2.222%, due 1/15/27, (FRN) (3 Month US LIBOR + 0.50%)[a]		500,000	472,500
Wells Fargo & Co., 7.98% to 3/15/18, Series Kb,c		15,925,000	16,122,629

			159,101,120

BANKS—FOREIGN	23.1%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)[b,c,d]		1,450,000	1,636,688
Banco Bilbao Vizcaya Argentaria SA, 6.75% to 2/18/20, (EUR) (Spain)[b,c]		2,600,000	3,516,224
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)[b,c]		1,800,000	2,687,334
Banco Bilbao Vizcaya Argentaria SA, 9.00% to 5/9/18 (Spain)[b,c]		2,000,000	2,031,090
Banco de Sabadell SA, 6.125% to 11/23/22 (EUR) (Spain)[b,c]		1,600,000	2,125,533
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)[b,c]		1,800,000	2,600,506
Bank of Nova Scotia/The, 4.65% to 10/12/22 (Canada)[b,c]		2,850,000	2,823,281
Barclays Bank PLC, 14.00% to 6/15/19, Series RCI (GBP) (United Kingdom)[b,c]		3,100,000	5,084,973
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[b,c]		3,950,000	4,326,522
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)[b,c]		4,600,000	4,798,407
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[b,c,d]		1,600,000	1,840,000
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)[b,c,d]		3,800,000	4,156,250
Credit Agricole SA, 6.625% to 9/23/19, 144A (France)[b,c,d]		3,000,000	3,113,532
Credit Agricole SA, 8.375% to 10/13/19, 144A (France)[b,c,d]		5,600,000	6,090,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[b,c]		7,600,000	8,284,000
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)[b,c]		2,400,000	2,554,104
DNB Bank ASA, 5.75% to 3/26/20 (Norway)[b,c]		4,600,000	4,741,151
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[b,c]		3,300,000	3,531,000
HSBC Holdings PLC, 5.625% to 1/17/20 (United Kingdom)[b,c]		4,400,000	4,504,500
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[b,c]		1,400,000	1,503,250

	Principal Amount	Value
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)[b,c]	$10,500,000	$11,300,625
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[b,c]	4,400,000	4,779,619
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)[b,c]	1,600,000	2,228,701
Itau Unibanco Holding SA/Cayman Island, 6.125% to 12/12/22, 144A (Brazil)[b,c,d]	2,800,000	2,850,260
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[b,c]	1,000,000	1,131,250
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)[b,c,d]	18,000,000	19,935,000
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)[b,c]	1,600,000	1,698,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)[b,c]	13,500,000	15,103,125
Santander UK Group Holdings PLC, 7.375% to 6/24/22 (GBP) (United Kingdom)[b,c]	800,000	1,306,971
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)[b,c]	5,600,000	5,778,769
SMFG Preferred Capital, 9.50% to 7/25/18, 144A (Cayman Islands)[b,c,d]	15,605,000	16,171,103
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[b,c,d]	4,800,000	5,190,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[b,c,d]	2,800,000	3,171,000
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)[b,c]	2,200,000	2,294,510
Societe Generale SA, 8.875% to 6/16/18 (GBP) (France)[b,c]	100,000	145,777
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)[b,c,d]	6,000,000	6,195,438
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[b,c,d]	4,400,000	4,752,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[b,c,d]	1,200,000	1,323,000
Swedbank AB, 5.50% to 3/17/20 (Sweden)[b,c]	3,200,000	3,288,128
Swedbank AB, 6.00% to 3/17/22 (Sweden)[b,c]	3,000,000	3,165,000
UBS Group AG, 6.875% to 3/22/21 (Switzerland)[b,c]	4,000,000	4,275,500
UBS Group AG, 7.125% to 2/19/20 (Switzerland)[b,c]	2,000,000	2,110,746
UBS Group AG, 7.125% to 8/10/21 (Switzerland)[b,c]	3,300,000	3,568,168
UniCredit SpA, 5.375% to 6/3/25 (EUR) (Italy)[b,c]	2,400,000	3,106,357

		Principal Amount		Value
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)[b,c]		$2,200,000		$3,052,263

				199,869,655

ELECTRIC	1.6%
INTEGRATED ELECTRIC	0.1%
Southern California Edison Co., 6.25% to 2/1/22, Series Eb,c		650,000		699,563

INTEGRATED ELECTRIC—FOREIGN	0.5%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)[b,c,d]		4,050,000		4,176,562

REGULATED ELECTRIC	1.0%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series Bb		8,508,000		8,944,127

TOTAL ELECTRIC				13,820,252

FINANCIAL	4.9%
DIVERSIFIED FINANCIAL SERVICES	0.5%
Corestates Capital II, 2.37%, due 1/15/27, 144A (FRN) (3 Month US LIBOR + 0.65%)[a,d]		1,000,000		952,500
Corestates Capital III, 1.986%, due 2/15/27, 144A (TruPS) (FRN) (3 Month US LIBOR + 0.57%)[a,d]		1,200,000		1,135,500
State Street Corp., 5.25% to 9/15/20, Series Fb,c		2,000,000		2,090,000

				4,178,000

INVESTMENT BANKER/BROKER	4.4%
Charles Schwab Corp./The, 7.00% to 2/1/22[b,c]		10,250,000		11,582,500
Charles Schwab Corp./The, 4.625% to 3/1/22, Series Eb,c		6,600,000		6,754,677
Morgan Stanley, 5.55% to 7/15/20, Series Jb,c		19,175,000		19,846,125

				38,183,302

TOTAL FINANCIAL				42,361,302

FOOD	0.2%
Dairy Farmers of America, 7.875%, 144Ac,d,e		15,000	†	1,547,603

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.9%
General Electric Co., 5.00% to 1/21/21, Series Db,c		24,357,000		24,691,909

INSURANCE	12.4%
LIFE/HEALTH INSURANCE	3.2%
MetLife, 5.25% to 6/15/20, Series Cb,c		9,640,000		9,930,164
Prudential Financial, 5.625% to 6/15/23, due 6/15/43[b]		4,894,000		5,329,321
Prudential Financial, 8.875% to 6/15/18, due 6/15/38[b]		6,177,000		6,323,704

		Principal Amount	Value
Voya Financial, 5.65% to 5/15/23, due 5/15/53[b]		$5,414,000	$5,765,910

			27,349,099

LIFE/HEALTH INSURANCE—FOREIGN	3.5%
Aegon NV, 2.65%, (FRN) (10-year USISDA + 0.10%, Cap 8.50%) (Netherlands)[a,c]		150,000	134,753
CNP Assurances, 7.50% to 10/18/18 (France)[b,c]		3,500,000	3,608,343
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)[b,c,d]		12,365,000	13,879,712
Friends Life Holdings PLC, 7.875% to 11/8/18 (United Kingdom)[b,c]		2,361,000	2,453,964
La Mondiale Vie, 7.625% to 4/23/19 (France)[b,c]		5,750,000	6,056,417
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)[b,d]		4,000,000	4,485,000

			30,618,189

MULTI-LINE	1.4%
Hartford Financial Services Group/The, 8.125% to 6/15/18, due 6/15/68[b]		4,843,000	4,945,914
Hartford Financial Services Group/The, 3.541%, due 2/12/47, 144A, Series ICON (FRN) (3 Month US LIBOR + 2.125%)[a,d]		7,500,000	7,349,250

			12,295,164

MULTI-LINE—FOREIGN	0.6%
Aviva PLC, 6.625% to 6/3/21, due 6/3/41, Series EMTN (GBP) (United Kingdom)[b]		3,000,000	4,870,023

PROPERTY CASUALTY	0.9%
Liberty Mutual Group, 4.494%, due 3/7/37, 144A, (FRN) (3 Month US LIBOR + 2.905%)[a,d]		7,900,000	7,781,500

PROPERTY CASUALTY—FOREIGN	1.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)[b,d]		5,681,000	6,398,226
QBE Insurance Group Ltd., 5.25% to 5/16/25, Series EMTN (Australia)[b,c]		1,800,000	1,828,937
VIVAT NV, 6.25% to 11/16/22 (Netherlands)[b,c]		4,600,000	4,656,838

			12,884,001

REINSURANCE—FOREIGN	1.3%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)[b]		2,800,000	2,922,869

		Principal Amount		Value
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (Ireland)[b,c]		$8,100,000		$8,348,095

				11,270,964

TOTAL INSURANCE				107,068,940

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	3.1%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[d]		20,396	†	23,445,392
SoftBank Group Corp., 6.00% to 7/19/23 (Japan)[b,c]		3,700,000		3,684,145

				27,129,537

MATERIAL—METALS & MINING—FOREIGN	0.5%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)[b,d]		4,200,000		4,522,350

MEDIA	0.1%
Viacom, 5.875% to 2/28/22, due 2/28/57[b]		600,000		608,047

PIPELINES	0.6%
Enterprise Products Operating LP, 5.481%, due 8/1/66, Series A, (FRN) (3 Month US LIBOR + 3.7075%)[a]		5,011,000		5,024,780

REAL ESTATE—FINANCE	0.5%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)[b,c]		4,750,000		4,784,965

UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.4%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[b]		1,895,000		2,150,825
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[b,d]		8,210,000		10,190,662

				12,341,487

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$596,478,484)				602,871,947

CORPORATE BONDS	21.1%
BANKS	1.1%
Ally Financial, 4.125%, due 3/30/20		3,554,000		3,603,756
Goldman Sachs Group/The, 3.51%, due 10/28/27, Series GMTN (FRN) (3 Month US LIBOR + 1.750%)[a]		5,350,000		5,704,657

				9,308,413

		Principal Amount	Value
BANKS—FOREIGN	0.1%
HSBC Holdings PLC, 2.65%, due 1/5/22 (United Kingdom)		$1,000,000	$985,452

ELECTRIC	0.2%
INTEGRATED ELECTRIC	0.1%
Integrys Holding, 4.17%, due 11/1/20		1,566,000	1,624,296

REGULATED ELECTRIC	0.1%
Southern Co./The, 2.15%, due 9/1/19		500,000	496,903

TOTAL ELECTRIC			2,121,199

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	3.9%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN		4,200,000	4,131,665
Daimler Finance North America LLC, 2.20%, due 5/5/20, 144Ad		5,750,000	5,688,614
Ford Motor Credit Co. LLC, 2.343%, due 11/2/20		5,800,000	5,704,971
Ford Motor Credit Co. LLC, 2.425%, due 6/12/20		2,200,000	2,176,032
General Motors Financial Co, 2.686%, due 1/5/23, (FRN) (3 Month US LIBOR + 0.99%)[a]		8,000,000	8,044,997
General Motors Financial Co., 3.15%, due 1/15/20		1,000,000	1,007,700
General Motors Financial Co., 2.65%, due 4/13/20, (FRN) (3 Month US LIBOR + 0.930%)[a]		4,812,000	4,860,757
General Motors Financial Co., 3.27%, due 1/14/22, (FRN) (3 Month US LIBOR + 1.55%)[a]		1,696,000	1,747,534

			33,362,270

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.5%
BMW US Capital LLC, 2.344%, due 4/6/22, (FRN) 144A (3 Month US LIBOR + 0.64%)[a,d]		4,125,000	4,162,254

INSURANCE	0.5%
LIFE/HEALTH INSURANCE	0.4%
Metropolitan Life Global Funding I, 1.75%, due 12/19/18, 144Ad		3,200,000	3,191,873

PROPERTY CASUALTY—FOREIGN	0.1%
XLIT Ltd., 2.30%, due 12/15/18 (Cayman Islands)		762,000	762,378

TOTAL INSURANCE			3,954,251

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Telecom Italia Capital SA, 6.999%, due 6/4/18 (Italy)		$3,300,000	$3,356,925

REAL ESTATE	13.2%
DIVERSIFIED	2.1%
VEREIT, 3.00%, due 8/1/18, (Convertible)		12,200,000	12,215,250
WEA Finance LLC, 2.70%, due 9/17/19, 144Ad		5,810,000	5,831,823

			18,047,073

FINANCE	3.7%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, due 3/15/24		9,250,000	9,458,125
iStar, 6.00%, due 4/1/22		5,500,000	5,637,500
iStar, 6.50%, due 7/1/21		5,750,000	5,951,250
Ventas Realty LP/Ventas Capital Corp., 2.70%, due 4/1/20		613,000	613,167
Ventas Realty LP/Ventas Capital Corp., 4.00%, due 4/30/19		1,240,000	1,259,064
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		6,000,000	6,033,777
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		3,412,000	3,528,581

			32,481,464

HEALTH CARE	1.8%
HCP, 2.625%, due 2/1/20		3,645,000	3,650,038
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		4,800,000	4,849,313
Sabra Health Care LP/Sabra Capital Corp., 5.375%, due 6/1/23		3,885,000	3,991,838
Senior Housing Properties Trust, 3.25%, due 5/1/19		1,000,000	1,002,987
Senior Housing Properties Trust, 6.75%, due 4/15/20		1,000,000	1,058,513
Welltower, 4.95%, due 1/15/21		1,000,000	1,056,056

			15,608,745

OFFICE	0.7%
Boston Properties LP, 5.625%, due 11/15/20		1,287,000	1,384,770

		Principal Amount	Value
Boston Properties LP, 5.875%, due 10/15/19		$1,500,000	$1,575,055
SL Green Operating Partnership LP, 3.25%, due 10/15/22		3,000,000	2,967,319

			5,927,144

SHOPPING CENTERS—COMMUNITY CENTER	2.1%
DDR Corp., 3.375%, due 5/15/23		2,000,000	1,997,307
DDR Corp., 3.50%, due 1/15/21		5,000,000	5,104,700
Kimco Realty Corp., 6.875%, due 10/1/19		3,097,000	3,306,172
Weingarten Realty Investors, 3.50%, due 4/15/23		8,000,000	7,943,370

			18,351,549

SPECIALTY	2.8%
Digital Realty Trust LP, 3.40%, due 10/1/20		6,000,000	6,095,402
Digital Realty Trust LP, 5.25%, due 3/15/21		5,015,000	5,340,702
Digital Realty Trust LP, 5.875%, due 2/1/20		6,140,000	6,475,767
Equinix, 2.875%, due 2/1/26 (EUR) (United States)		5,000,000	6,193,719

			24,105,590

TOTAL REAL ESTATE			114,521,565

TELECOMMUNICATION—COMMUNICATIONS	0.6%
Vodafone Group PLC, 4.375%, due 3/16/21 (United Kingdom)		5,000,000	5,246,684

UTILITIES	0.6%
ELECTRIC UTILITIES	0.1%
Emera US Finance LP, 2.15%, due 6/15/19		1,000,000	994,189

ELECTRIC UTILITIES—FOREIGN	0.5%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Netherlands)[d]		4,000,000	3,949,197

TOTAL UTILITIES			4,943,386

TOTAL CORPORATE BONDS (Identified cost—$182,302,708)			181,962,399

		Number of Shares	Value
SHORT-TERM INVESTMENTS	2.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.23%[f]		24,592,661	$24,592,661

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,592,661)			24,592,661

TOTAL INVESTMENTS (Identified cost—$836,672,675)	97.5%		842,882,060
OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%		21,620,040

NET ASSETS	100.0%		$864,502,100

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	18,667,129	USD	22,456,743	2/2/18	$(719,425)
Brown Brothers Harriman	GBP	8,065,493	USD	10,917,532	2/2/18	(534,254)
Brown Brothers Harriman	USD	23,249,909	EUR	18,667,129	2/2/18	(73,741)
Brown Brothers Harriman	USD	11,467,276	GBP	8,065,493	2/2/18	(15,490)
Brown Brothers Harriman	EUR	2,059,124	USD	2,564,165	3/2/18	3,151
Brown Brothers Harriman	EUR	18,474,297	USD	23,048,533	3/2/18	71,316
Brown Brothers Harriman	GBP	8,042,367	USD	11,445,374	3/2/18	14,681

						$(1,253,762)

The total amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the nine months ended January 31, 2018.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate

TruPS	Trust Preferred Securities
USD	United States Dollar
USISDA	United States Dollar Intercontinental Exchange Swap Rate

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
[a]	Variable rate. Rate shown is in effect at January 31, 2018.
[b]	Security converts to floating rate after the indicated fixed-rate coupon period.
[c]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
[d]	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $195,727,990 or 22.6% of the net assets of the Fund, of which 0.0% are illiquid.
[e]	Security value is determined based on significant unobservable inputs (Level 3).
[f]	Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of January 31, 2018.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Preferred Securities—$25 Par Value	$33,455,053	$33,455,053	—	$—
Preferred Securities—Capital Securities:
Food	1,547,603	—	—	1,547,603
Others Industries	601,324,344	—	601,324,344	—
Corporate Bonds	181,962,399	—	181,962,399	—
Short-Term Investments	24,592,661	—	24,592,661	—

Total Investments[a]	$842,882,060	33,455,053	$807,879,404	$1,547,603	[b]

Forward Foreign Currency Exchange Contracts	$89,148	$—	$89,148	$—

Total Unrealized Appreciation in Other Financial Instruments[a]	$89,148	$—	$89,148	$—

Forward Foreign Currency Exchange Contracts	$(1,342,910)	$—	$(1,342,910)	$—

Total Unrealized Depreciation in Other Financial Instruments[a]	$(1,342,910)	$—	$(1,342,910)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.
[b]

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2017	$1,608,750
Change in unrealized appreciation (depreciation)	(61,147)

Balance as of January 31, 2018	$1,547,603

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(61,147).

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: March 22, 2018